Acquisitions and Disposal of The Discontinued Operations (Details) - Schedule of assets and liabilities	Oct. 31, 2021 USD ($)
Schedule Of Assets And Liabilities Abstract
Cash	$ 4,917
Prepaid expense	9,776
Operating right-of-use asset	32,444
Total assets acquired	47,137
Accounts payable and accrued expenses	(209,417)
Operating right-of-use liability	(32,444)
Total liabilities assumed	(241,861)
Net liability assumed	$ (194,724)